EQUITY (Schedule of Other Capital Reserve) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Beginning Balance			¥ (15,505)	¥ 13,195	¥ (17,799)
Ending Balance			(21,798)	(15,505)	13,195
Ending Balance | $		$ (3,169)
Attributable to owners of the Company Other Capital Reserves
Beginning Balance			692,518	692,518	636,960
Deemed contribution from related party	[1]				55,558
Ending Balance			¥ 692,518	¥ 692,518	¥ 692,518
Ending Balance | $		$ 100,679

[1]	On December 23, 2016, Feishang Hesheng waived a payment of CNY55.56 million (US$8.00 million) indebtedness owed to it by Double Grow.